N-4	Mar. 06, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Forethought Life Insurance Co Separate Account A
Entity Central Index Key	0001554348
Entity Investment Company Type	N-4
Document Period End Date	Mar. 06, 2026
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

Effective immediately, the Current Expenses and the Current Expenses + Fund Facilitation Fee are updated for the Dimensional VA International Value Portfolio and the Dimensional VA U.S. Targeted Value Portfolio Sub-Accounts. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Sub-Accounts listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

Dimensional VA International Value Portfolio – Institutional

●	Current Expenses: 0.27%

●	Current Expenses + Fund Facilitation Fee: 0.62%

Dimensional VA U.S. Targeted Value Portfolio – Institutional

●	Current Expenses: 0.29%

●	Current Expenses + Fund Facilitation Fee: 0.64%

ForeInvestors Choice Variable Annuity [Member]
Variable Option [Line Items]
Prospectuses Available [Text Block]

Effective immediately, the Current Expenses and the Current Expenses + Fund Facilitation Fee are updated for the Dimensional VA International Value Portfolio and the Dimensional VA U.S. Targeted Value Portfolio Sub-Accounts. Accordingly, the information in the “Current Expenses” and the “Current Expenses + Fund Facilitation Fee” columns for the above referenced Sub-Accounts listed in your prospectus under “Appendix B – Funds Available Under the Contract” is hereby deleted and replaced as follows:

ForeInvestors Choice Variable Annuity [Member] | Dimensional VA International Value Portfolio – Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA International Value Portfolio – Institutional
Current Expenses [Percent]	0.27%
Current Expenses + Platform Charge [Percent]	0.62%
ForeInvestors Choice Variable Annuity [Member] | Dimensional VA U.S. Targeted Value Portfolio – Institutional [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Dimensional VA U.S. Targeted Value Portfolio – Institutional
Current Expenses [Percent]	0.29%
Current Expenses + Platform Charge [Percent]	0.64%